Document and Entity Information	Nov. 12, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001384905
Document Type	8-K
Document Period End Date	Nov. 12, 2019
Entity Registrant Name	RINGCENTRAL, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36089
Entity Tax Identification Number	94-3322844
Entity Address, Address Line One	20 Davis Drive
Entity Address, City or Town	Belmont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	(650)
Local Phone Number	472-4100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Class A Common Stock, par value $0.0001
Trading Symbol	RNG
Security Exchange Name	NYSE